Commitments and Contingencies (Details) - USD ($)				12 Months Ended
	Jun. 20, 2023	Jun. 09, 2023	Aug. 16, 2022	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Deferred underwriting fee payable	$ 6,000,000
Reflected ofconsolidated statement of operations				$ 205,275
Percentage of excise tax			1.00%	1.00%
Excise Tax Payable				$ 1,881,321
Percentage of shares redemption		1.00%
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Stockholders redeemed shares (in Shares)		18,141,822		18,141,822
Stockholders redeemed value		$ 188,132,132		$ 188,132,132
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount per units (in Dollars per share)				$ 0.2
Underwriter cash discount				$ 5,300,000
Additional fee per units (in Dollars per share)				$ 0.35
Deferred underwriting fee payable				$ 10,100,000
Deferred underwriting fee payable	4,025,000
Reflected ofconsolidated statement of operations	205,275
Additional paid-in capital	$ 3,819,725